Intangible Asset and Goodwill - Schedule of Intangible Assets (Details) (10 Q) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross Carrying Amount	$ 16,492,206	$ 16,492,206	$ 16,492,206	$ 6,295,319
Accumulated Amortization	1,841,966	2,136,470	1,252,959	74,944
Net Carrying Amount	$ 14,650,240	$ 14,355,736	$ 15,239,247	$ 6,220,375
Dispensary Licenses [Member]
Estimated Useful Life	14 years	14 years	14 years	14 years
Gross Carrying Amount	$ 16,492,206	$ 16,492,206	$ 16,492,206	$ 6,295,319
Accumulated Amortization	1,841,966	2,136,470	1,252,959	74,944
Net Carrying Amount	$ 14,650,240	$ 14,355,736	$ 15,239,247	$ 6,220,375